JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 1.8%
BHP Group plc	798,584	21,885,460
Glencore plc*	4,136,311	13,807,535
Rio Tinto plc	408,314	30,977,614

		66,670,609

Austria — 0.4%
ANDRITZ AG	27,363	1,299,889
BAWAG Group AG(a)	26,211	1,139,596
Erste Group Bank AG	112,264	3,428,453
EVN AG	14,307	334,281
Oesterreichische Post AG(b)	11,913	503,812
OMV AG	54,476	2,285,915
Raiffeisen Bank International AG	51,327	1,003,366
Strabag SE	5,366	184,938
Telekom Austria AG	52,811	401,837
Verbund AG(b)	25,555	2,303,338
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,566	347,370
voestalpine AG	41,876	1,528,366

		14,761,161

Belgium — 1.6%
Ackermans & van Haaren NV	8,447	1,291,061
Ageas SA	69,876	3,577,442
Anheuser-Busch InBev SA/NV(b)	320,114	20,094,426
Elia Group SA/NV	12,671	1,524,912
Etablissements Franz Colruyt NV	23,567	1,453,767
Galapagos NV*	18,123	1,895,164
Groupe Bruxelles Lambert SA	44,621	4,413,919
KBC Group NV*	127,538	8,893,806
Proximus SADP	58,897	1,241,148
Sofina SA	5,971	1,930,181
Solvay SA	27,371	3,113,179
Telenet Group Holding NV	18,201	775,530
UCB SA	47,809	4,950,732
Umicore SA(b)	75,466	4,274,360

		59,429,627

Brazil — 0.1%
Yara International ASA	64,873	3,016,612

Chile — 0.1%
Antofagasta plc	130,406	2,543,228

China — 0.5%
Prosus NV*	159,715	18,659,645

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*(b)	38,333	1,430,656

Denmark — 3.8%
Ambu A/S, Class B	63,625	2,996,251
AP Moller – Maersk A/S, Class A	1,200	2,263,446
AP Moller – Maersk A/S, Class B(b)	2,381	4,890,974
Carlsberg A/S, Class B	38,515	5,626,736
Chr Hansen Holding A/S*	38,949	3,523,678
Coloplast A/S, Class B	44,971	6,712,728
Danske Bank A/S*	257,993	4,392,043
Demant A/S*(b)	39,201	1,405,057
DSV Panalpina A/S	77,410	12,077,921
Genmab A/S*	24,762	9,858,858
GN Store Nord A/S	53,790	4,097,882
H Lundbeck A/S	23,210	825,809
Novo Nordisk A/S, Class B	630,496	43,925,539
Novozymes A/S, Class B(b)	79,707	4,783,896
Orsted A/S(a)	68,344	12,980,373
Pandora A/S	37,808	3,638,127
Rockwool International A/S, Class A	2,256	791,108
Rockwoll International A/S, Class B	2,723	1,027,257
Tryg A/S	53,789	1,673,388
Vestas Wind Systems A/S(b)	75,111	16,127,664

		143,618,735

Finland — 2.2%
Elisa OYJ	56,958	3,391,100
Fortum OYJ	164,865	3,987,740
Huhtamaki OYJ	36,327	1,781,319
Kesko OYJ, Class A	35,849	871,356
Kesko OYJ, Class B	103,199	2,679,729
Kone OYJ, Class B	152,536	11,996,217
Konecranes OYJ	24,409	887,551
Neles OYJ	45,303	583,106
Neste OYJ	162,861	11,472,028
Nokia OYJ*	2,137,800	10,273,396
Nokian Renkaat OYJ	48,842	1,788,357
Nordea Bank Abp*	1,288,549	10,443,321
Orion OYJ, Class A	11,703	541,813
Orion OYJ, Class B	40,074	1,838,657
Sampo OYJ, Class A	190,682	8,016,578
Stora Enso OYJ, Class A(b)	19,356	365,261
Stora Enso OYJ, Class R	231,549	4,202,073
UPM-Kymmene OYJ	201,809	7,211,047
Wartsila OYJ Abp	183,786	1,801,499

		84,132,148

France — 15.9%
Adevinta ASA*	88,045	1,306,359
Aeroports de Paris*	10,173	1,167,511
Air Liquide SA	179,077	29,287,513
Airbus SE*	231,197	23,248,642
Alstom SA*	93,694	5,080,055
Amundi SA*(a)	22,998	1,711,547
Arkema SA	25,250	2,794,156
Atos SE*	36,974	2,837,370
AXA SA	786,191	17,417,567
BioMerieux	15,697	2,426,527
BNP Paribas SA*	434,755	20,848,976
Bollore SA	345,907	1,400,812
Bouygues SA	85,069	3,337,410
Bureau Veritas SA*	109,762	2,880,128
Capgemini SE	60,872	8,796,672
Carrefour SA	219,484	3,721,892
Cie de Saint-Gobain	202,545	10,068,765
Cie Generale des Etablissements Michelin SCA	67,406	9,289,054
Covivio, REIT	18,254	1,498,842
Credit Agricole SA*	480,757	5,441,263
Danone SA	259,517	17,257,534
Dassault Aviation SA*(b)	821	856,004
Dassault Systemes SE(b)	52,000	10,380,424

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Edenred(b)	93,221	5,049,210
Eiffage SA*	30,744	2,790,562
Electricite de France SA*	152,642	1,898,038
Engie SA*	672,182	10,431,779
EssilorLuxottica SA	112,756	15,950,213
Faurecia SE*	31,807	1,664,501
Gecina SA, REIT	20,505	2,913,230
Getlink SE*(b)	164,771	2,539,232
Hermes International	13,168	13,435,794
Iliad SA	5,807	1,073,903
Ipsen SA	15,214	1,327,297
Kering SA	28,177	18,493,510
Legrand SA	100,957	9,276,633
L’Oreal SA	91,013	32,018,404
LVMH Moet Hennessy Louis Vuitton SE	101,141	61,149,394
Orange SA	774,458	9,089,373
Pernod Ricard SA	76,243	14,368,917
Publicis Groupe SA	87,118	4,508,757
Safran SA*	124,188	15,611,389
Sanofi	433,189	40,740,692
Sartorius Stedim Biotech(b)	9,047	3,787,750
Schneider Electric SE	203,734	29,818,672
SEB SA	9,767	1,856,102
Societe Generale SA*	300,290	5,598,308
Sodexo SA*	31,787	2,828,278
Suez SA	154,241	3,165,576
Teleperformance	22,112	7,232,440
Thales SA	40,266	3,612,956
TOTAL SE	953,009	40,167,831
Ubisoft Entertainment SA*	30,317	3,031,220
Unibail-Rodamco-Westfield, REIT(b)	52,354	4,420,747
Valeo SA	91,086	3,390,868
Veolia Environnement SA	201,232	5,362,473
Vinci SA	192,532	17,853,143
Vivendi SA(b)	327,229	10,055,260
Worldline SA*(a)	83,995	7,100,099

		596,667,574

Germany — 13.8%
adidas AG*	69,715	22,105,161
Allianz SE (Registered)	157,727	35,647,763
Aroundtown SA	454,211	3,153,263
BASF SE	347,270	26,839,208
Bayer AG (Registered)	371,470	22,482,440
Bayerische Motoren Werke AG	120,632	10,213,781
Bayerische Motoren Werke AG (Preference)	21,536	1,405,523
Beiersdorf AG	37,229	4,063,738
Brenntag AG	58,411	4,575,513
Commerzbank AG*	374,741	2,475,906
Continental AG	40,829	5,714,185
Covestro AG(a)	67,321	4,573,240
Daimler AG (Registered)	315,535	22,161,320
Delivery Hero SE*(a)	59,130	8,980,959
Deutsche Bank AG (Registered)*	781,443	7,879,515
Deutsche Boerse AG	71,842	11,534,460
Deutsche Lufthansa AG (Registered)*	112,867	1,454,014
Deutsche Post AG (Registered)	370,116	18,281,918
Deutsche Telekom AG (Registered)	1,224,214	21,769,666
Deutsche Wohnen SE	136,043	6,732,298
E.ON SE	848,881	8,979,926
Evonik Industries AG(b)	72,363	2,379,590
Fresenius Medical Care AG & Co. KGaA	79,461	6,428,308
Fresenius SE & Co. KGaA	156,133	6,953,031
GEA Group AG	62,208	2,149,405
Hannover Rueck SE	22,787	3,531,144
HeidelbergCement AG	55,502	4,102,666
Henkel AG & Co. KGaA	37,480	3,504,571
Henkel AG & Co. KGaA (Preference)	67,371	6,977,729
HOCHTIEF AG	8,194	761,872
Infineon Technologies AG	493,770	19,782,206
KION Group AG	27,193	2,347,850
LANXESS AG	33,126	2,495,555
Merck KGaA	48,858	8,143,111
MTU Aero Engines AG(b)	20,087	4,660,861
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	52,974	14,046,487
Porsche Automobil Holding SE (Preference)	57,850	4,017,965
Puma SE*(b)	35,366	3,460,681
RWE AG(b)	255,676	10,983,405
SAP SE	413,394	52,454,769
Sartorius AG (Preference)(b)	12,891	6,408,066
Siemens AG (Registered)	305,380	47,315,642
Siemens Energy AG*	151,107	5,607,635
Symrise AG	48,646	6,053,687
Talanx AG	20,096	750,477
Telefonica Deutschland Holding AG(b)	348,370	954,688
TUI AG(b)	304,695	1,461,968
Uniper SE	37,539	1,314,554
United Internet AG (Registered)	43,349	1,881,152
Volkswagen AG (Preference)	69,301	13,101,403
Vonovia SE	213,973	14,286,986
Zalando SE*(a)	62,893	7,211,376

		516,552,637

Ireland — 1.0%
CRH plc	296,824	12,180,124
Flutter Entertainment plc*	53,676	9,994,150
Kerry Group plc, Class A	58,123	7,887,706
Kingspan Group plc*	58,354	3,965,668
Smurfit Kappa Group plc	97,536	4,696,716

		38,724,364

Italy — 3.4%
A2A SpA	596,209	966,803
Amplifon SpA*(b)	30,949	1,226,775
Assicurazioni Generali SpA	464,804	7,932,732
Atlantia SpA*(b)	190,796	3,022,595
Banca Mediolanum SpA	92,716	734,705
Banco BPM SpA*	571,481	1,250,712
Buzzi Unicem SpA	36,449	896,771
Davide Campari-Milano NV(b)	158,393	1,702,463
DiaSorin SpA	7,419	1,622,419
Enel SpA	2,921,484	28,975,256
Eni SpA	961,873	9,715,663
Ferrari NV	48,404	10,072,345

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
FinecoBank Banca Fineco SpA*(b)	230,732	3,587,835
Freni Brembo SpA*(b)	58,077	789,489
Hera SpA	299,018	1,044,639
Infrastrutture Wireless Italiane SpA(a)(b)	123,438	1,325,626
Intesa Sanpaolo SpA*	6,612,014	14,414,901
Leonardo SpA(b)	152,617	1,057,431
Mediobanca Banca di Credito Finanziario SpA*	278,519	2,478,616
Moncler SpA*	75,346	4,245,912
Nexi SpA*(a)	135,265	2,399,757
Pirelli & C SpA*(a)(b)	167,438	871,989
Poste Italiane SpA(a)	173,125	1,691,758
Prysmian SpA	101,562	3,271,726
Recordati Industria Chimica e Farmaceutica SpA	37,826	1,957,467
Salvatore Ferragamo SpA*	25,525	496,477
Snam SpA(b)	800,584	4,198,031
Telecom Italia SpA	4,368,797	1,870,655
Telecom Italia SpA	2,272,989	1,075,809
Terna Rete Elettrica Nazionale SpA	531,998	3,858,133
UniCredit SpA*	803,625	7,323,332
UnipolSai Assicurazioni SpA	172,391	436,679

		126,515,501

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	60,818	1,997,224

Luxembourg — 0.3%
ArcelorMittal SA*	262,701	5,752,979
Eurofins Scientific SE*	46,324	4,446,493
RTL Group SA*	13,786	788,557

		10,988,029

Mexico — 0.0%(c)
Fresnillo plc	69,725	939,524

Netherlands — 7.4%
Adyen NV*(a)	11,467	23,954,865
Aegon NV	533,172	2,210,673
Akzo Nobel NV	73,084	7,439,914
Argenx SE*	17,759	5,178,468
ASML Holding NV	160,954	85,925,942
EXOR NV	42,905	3,180,191
GrandVision NV(a)	22,024	654,817
HAL Trust	32,404	4,608,347
Heineken Holding NV	38,209	3,366,355
Heineken NV	89,294	9,312,693
ING Groep NV*	1,474,835	13,113,295
JDE Peet’s NV*(b)	25,363	978,473
Koninklijke Ahold Delhaize NV	416,181	11,946,286
Koninklijke DSM NV	68,696	12,008,979
Koninklijke KPN NV	1,334,865	4,170,121
Koninklijke Philips NV*	344,458	18,776,122
Koninklijke Vopak NV(b)	25,175	1,274,175
NN Group NV	124,880	5,201,443
Randstad NV*	47,284	2,954,201
Royal Dutch Shell plc, Class A	1,550,696	28,694,541
Royal Dutch Shell plc, Class B	1,401,317	24,422,848
Wolters Kluwer NV	101,368	8,422,700

		277,795,449

Norway — 1.0%
Aker ASA, Class A	8,637	678,124
Aker BP ASA	40,736	1,011,762
DNB ASA*	334,721	6,516,508
Equinor ASA	406,480	7,284,607
Gjensidige Forsikring ASA	71,967	1,654,952
Kongsberg Gruppen ASA*	34,217	661,875
Leroy Seafood Group ASA	105,763	736,691
Mowi ASA	170,398	3,780,743
Norsk Hydro ASA	516,310	2,280,127
Orkla ASA	307,242	2,986,601
Salmar ASA	20,553	1,232,783
Schibsted ASA, Class A*	30,217	1,136,788
Schibsted ASA, Class B*	38,204	1,228,973
Storebrand ASA*	177,194	1,356,056
Telenor ASA	243,397	4,015,176

		36,561,766

Portugal — 0.3%
EDP — Energias de Portugal SA	1,049,616	6,587,894
Galp Energia SGPS SA	172,036	1,726,749
Jeronimo Martins SGPS SA	92,859	1,518,485

		9,833,128

Russia — 0.1%
Evraz plc	204,594	1,398,894
Polymetal International plc	105,230	2,271,254

		3,670,148

South Africa — 0.4%
Anglo American plc	515,403	16,953,383

Spain — 3.9%
Acciona SA	8,056	1,207,363
ACS Actividades de Construccion y Servicios SA	102,373	3,190,356
Aena SME SA*(a)	27,782	4,284,453
Amadeus IT Group SA*	170,348	10,875,578
Banco Bilbao Vizcaya Argentaria SA	2,521,165	11,503,367
Banco Santander SA*	6,283,380	18,340,594
Bankia SA	442,163	757,860
CaixaBank SA	1,359,347	3,430,307
Cellnex Telecom SA(a)	147,234	8,625,534
EDP Renovaveis SA	55,928	1,531,644
Enagas SA	94,269	2,076,801
Endesa SA	120,083	3,068,991
Ferrovial SA	190,450	4,565,754
Grifols SA	111,170	3,272,587
Grifols SA (Preference), Class B	98,492	1,745,635
Iberdrola SA	2,184,987	29,582,965
Industria de Diseno Textil SA	424,220	12,581,608
Mapfre SA	370,971	680,817
Naturgy Energy Group SA	127,839	3,302,706
Red Electrica Corp. SA	163,654	3,107,445
Repsol SA	565,737	5,557,631
Siemens Gamesa Renewable Energy SA	84,988	3,486,526
Telefonica SA	1,913,958	8,258,527

		145,035,049

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Sweden — 5.8%
Alfa Laval AB*	112,806	2,956,280
Assa Abloy AB, Class B	375,647	9,290,419
Atlas Copco AB, Class A(b)	244,394	13,259,193
Atlas Copco AB, Class B	147,537	6,907,686
Axfood AB	39,704	954,194
Boliden AB	103,402	3,388,156
Castellum AB	91,068	2,184,845
Electrolux AB, Series B	95,557	2,334,536
Elekta AB, Class B	139,612	2,006,020
Epiroc AB, Class A	236,715	4,535,198
Epiroc AB, Class B	147,448	2,530,840
EQT AB(b)	79,267	2,470,824
Essity AB, Class A(b)	9,930	322,036
Essity AB, Class B	230,107	7,349,809
Evolution Gaming Group AB(a)(b)	60,757	5,912,444
Fabege AB	102,608	1,529,021
Fastighets AB Balder, Class B*(b)	37,077	1,852,900
Getinge AB, Class B	82,648	2,131,844
Hennes & Mauritz AB, Class B*	287,099	6,137,995
Hexagon AB, Class B	106,325	9,265,816
Hexpol AB	99,229	1,084,470
Holmen AB, Class B	35,177	1,610,383
Husqvarna AB, Class A	8,444	105,863
Husqvarna AB, Class B	156,560	1,937,053
ICA Gruppen AB	35,119	1,760,323
Industrivarden AB, Class A*	58,723	1,976,601
Industrivarden AB, Class C*	63,614	2,023,126
Intrum AB	24,491	665,784
Investment AB Latour, Class B(b)	47,102	1,055,648
Investor AB, Class A	49,588	3,632,149
Investor AB, Class B	172,214	12,631,784
Kinnevik AB, Class B*	91,630	4,495,316
L E Lundbergforetagen AB, Class B*	24,288	1,275,672
Lundin Energy AB	72,559	1,970,924
Nibe Industrier AB, Class B	134,986	4,505,751
Saab AB, Class B*(b)	30,950	866,282
Sandvik AB*	413,360	10,294,778
Securitas AB, Class B	121,237	1,868,094
Skandinaviska Enskilda Banken AB, Class A*	608,226	6,617,191
Skanska AB, Class B	152,190	3,932,598
SKF AB, Class A(b)	5,590	153,452
SKF AB, Class B	142,422	3,898,033
SSAB AB, Class A*(b)	89,528	382,138
SSAB AB, Class B*	237,605	914,059
Svenska Cellulosa AB SCA, Class A*	11,048	197,254
Svenska Cellulosa AB SCA, Class B*(b)	226,663	3,992,640
Svenska Handelsbanken AB, Class A*	581,861	5,800,570
Svenska Handelsbanken AB, Class B*	3,461	39,510
Swedbank AB, Class A*(b)	351,593	6,615,492
Swedish Match AB	61,314	4,728,094
Swedish Orphan Biovitrum AB*	72,894	1,376,337
Tele2 AB, Class B	189,374	2,613,521
Telefonaktiebolaget LM Ericsson, Class A	22,622	316,740
Telefonaktiebolaget LM Ericsson, Class B	1,010,663	12,725,711
Telia Co. AB	929,413	4,072,957
Trelleborg AB, Class B*	91,812	2,076,539
Volvo AB, Class A*	82,014	2,028,502
Volvo AB, Class B*	598,289	14,741,030

		218,302,425

Switzerland — 15.3%
ABB Ltd. (Registered)	721,421	21,279,318
Adecco Group AG (Registered)	61,787	3,859,546
Alcon, Inc.*	185,912	13,342,416
Baloise Holding AG (Registered)	18,487	3,095,862
Barry Callebaut AG (Registered)	928	2,058,009
Chocoladefabriken Lindt & Spruengli AG	362	3,136,424
Chocoladefabriken Lindt & Spruengli AG (Registered)	39	3,628,285
Cie Financiere Richemont SA (Registered)	197,375	18,332,997
Coca-Cola HBC AG*	76,065	2,245,640
Credit Suisse Group AG (Registered)	879,226	11,533,311
EMS-Chemie Holding AG (Registered)	2,646	2,495,708
Geberit AG (Registered)	14,004	8,571,382
Givaudan SA (Registered)	2,999	12,082,286
Julius Baer Group Ltd.	84,667	5,122,805
Kuehne + Nagel International AG (Registered)	19,093	4,344,726
LafargeHolcim Ltd. (Registered)*	193,288	10,452,193
Lonza Group AG (Registered)	28,164	17,988,337
Mediclinic International plc*	184,372	729,060
Nestle SA (Registered)	1,089,304	122,107,260
Novartis AG (Registered)	932,810	84,461,452
Partners Group Holding AG	7,072	8,350,559
Roche Holding AG	10,258	3,614,161
Roche Holding AG	265,645	91,677,300
Schindler Holding AG	15,389	4,061,537
Schindler Holding AG (Registered)	7,397	1,945,836
SGS SA (Registered)	1,945	5,899,178
Sika AG (Registered)	53,613	14,588,735
Sonova Holding AG (Registered)*	20,448	4,932,860
STMicroelectronics NV	248,072	9,940,408
Straumann Holding AG (Registered)	4,332	4,801,714
Swatch Group AG (The)	10,939	3,150,994
Swatch Group AG (The) (Registered)	22,265	1,253,823
Swiss Life Holding AG (Registered)	12,107	5,520,251
Swiss Re AG	106,837	9,418,939
Swisscom AG (Registered)	9,591	5,220,177
Temenos AG (Registered)(b)	24,959	3,151,623
UBS Group AG (Registered)	1,448,434	20,877,491
Vifor Pharma AG	16,477	2,237,547
Zurich Insurance Group AG	56,879	22,742,885

		574,253,035

United Arab Emirates — 0.0%
NMC Health plc*‡	23,176	—

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
United Kingdom — 19.3%
3i Group plc	368,587	5,585,392
Admiral Group plc	97,239	3,832,271
Ashtead Group plc	171,794	8,621,806
ASOS plc*	26,465	1,617,008
Associated British Foods plc*	134,936	3,897,761
AstraZeneca plc	496,175	50,615,407
Auto Trader Group plc*(a)	366,125	2,822,667
AVEVA Group plc	43,417	2,154,756
Aviva plc	1,485,004	6,792,535
BAE Systems plc	1,219,265	7,693,226
Barclays plc*	6,168,428	11,252,421
Barratt Developments plc*	385,017	3,353,086
Berkeley Group Holdings plc	47,288	2,704,368
BP plc	7,611,540	28,284,141
British American Tobacco plc	863,832	31,389,822
British Land Co. plc (The), REIT	354,742	2,169,334
BT Group plc*	3,316,695	5,687,047
Bunzl plc	127,510	4,093,033
Burberry Group plc*	153,045	3,586,875
Centrica plc*	2,210,016	1,561,731
CNH Industrial NV*	376,605	4,798,858
Coca-Cola European Partners plc	75,694	3,517,500
Compass Group plc*	675,073	12,058,681
ConvaTec Group plc(a)	604,244	1,657,466
Croda International plc	53,887	4,629,899
DCC plc	38,381	2,887,389
Derwent London plc, REIT	41,945	1,815,657
Diageo plc	881,510	35,390,151
Direct Line Insurance Group plc	515,953	2,117,660
DS Smith plc*	520,360	2,582,853
easyJet plc*	120,977	1,198,049
Entain plc*	221,592	3,750,124
Experian plc	348,260	12,172,602
G4S plc*	585,225	2,077,147
GlaxoSmithKline plc	1,893,601	35,166,642
Halma plc	143,539	4,838,157
Hargreaves Lansdown plc	104,155	2,426,633
Hiscox Ltd.*	133,776	1,706,311
HSBC Holdings plc*	7,824,054	40,940,221
Imperial Brands plc	358,957	7,204,844
Informa plc*	567,947	3,864,508
InterContinental Hotels Group plc*	70,985	4,373,191
Intertek Group plc	61,022	4,595,763
ITV plc*	1,372,224	1,983,670
J Sainsbury plc	655,899	2,190,512
JD Sports Fashion plc*	165,588	1,685,604
Johnson Matthey plc	75,349	3,031,232
Kingfisher plc*	799,254	3,034,126
Land Securities Group plc, REIT	284,558	2,382,544
Legal & General Group plc	2,256,018	7,503,209
Lloyds Banking Group plc*	26,775,570	12,015,065
London Stock Exchange Group plc	119,604	14,198,800
M&G plc	984,187	2,361,113
Marks & Spencer Group plc*	735,393	1,420,345
Meggitt plc*	292,587	1,582,195
Melrose Industries plc*	1,836,919	4,201,277
Mondi plc	183,916	4,331,206
National Grid plc	1,431,580	16,628,798
Natwest Group plc*	1,742,435	3,498,232
Next plc*	50,262	5,306,354
Ocado Group plc*	229,143	8,698,452
Pearson plc	284,698	3,154,194
Persimmon plc	120,592	4,197,617
Phoenix Group Holdings plc	309,747	2,854,550
Prudential plc	986,459	15,782,780
Reckitt Benckiser Group plc	278,392	23,601,632
RELX plc	749,422	18,554,556
Rentokil Initial plc*	699,454	4,747,081
Rightmove plc*	335,159	2,743,544
Rolls-Royce Holdings plc*	3,163,842	3,948,470
Royal Mail plc*	377,304	2,084,399
RSA Insurance Group plc	390,764	3,602,468
Sage Group plc (The)	422,717	3,403,732
Schroders plc	47,011	2,192,288
Schroders plc (Non-Voting)	17,425	552,703
Segro plc, REIT	450,450	5,862,374
Severn Trent plc	91,756	2,900,677
Smith & Nephew plc	334,577	7,044,117
Smiths Group plc	149,448	2,886,446
Spirax-Sarco Engineering plc	27,868	4,213,375
SSE plc	396,354	8,028,911
St James’s Place plc	203,097	3,250,362
Standard Chartered plc*	1,002,434	6,065,425
Standard Life Aberdeen plc	838,055	3,449,991
Subsea 7 SA*	85,683	800,964
Tate & Lyle plc	178,199	1,678,390
Taylor Wimpey plc*	1,377,964	2,750,165
Tesco plc	3,697,251	12,098,881
THG plc*	139,460	1,377,695
Travis Perkins plc*	95,565	1,758,621
Unilever plc	993,758	57,891,554
United Utilities Group plc	257,820	3,249,769
Vodafone Group plc	10,133,041	17,304,682
Weir Group plc (The)*	98,340	2,540,713
Whitbread plc*	76,165	2,894,501
Wm Morrison Supermarkets plc	910,861	2,233,793
WPP plc	465,542	4,864,737

		726,103,884

United States — 0.8%
Carnival plc	67,974	1,070,895
Ferguson plc	87,788	10,192,958
QIAGEN NV*	87,271	4,730,898
Stellantis NV	834,411	12,687,872
Tenaris SA(b)	178,865	1,381,120

		30,063,743

TOTAL COMMON STOCKS (Cost $3,714,585,539)		3,725,219,284

	No. of Rights
RIGHTS — 0.0%(c)
Spain — 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021* (Cost $44,903)	86,440	42,589

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(d)(e)	36,114,455	36,118,066
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	4,398,380	4,398,380

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $40,516,446)		40,516,446

Total Investments — 100.3% (Cost $3,755,146,888)		3,765,778,319
Liabilities in Excess of Other Assets — (0.3)%		(10,928,230)

Net Assets — 100.0%		3,754,850,089

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.5%
Banks	6.3
Insurance	5.1
Food Products	4.5
Textiles, Apparel & Luxury Goods	4.5
Oil, Gas & Consumable Fuels	4.3
Chemicals	4.0
Semiconductors & Semiconductor Equipment	3.1
Electric Utilities	2.9
Machinery	2.8
Metals & Mining	2.8
Capital Markets	2.7
Beverages	2.5
Personal Products	2.5
Electrical Equipment	2.5
Diversified Telecommunication Services	2.2
Health Care Equipment & Supplies	2.1
Automobiles	2.0
Software	1.9
Professional Services	1.8
Aerospace & Defense	1.7
IT Services	1.6
Multi-Utilities	1.6
Industrial Conglomerates	1.4
Internet & Direct Marketing Retail	1.2
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.2
Tobacco	1.1
Household Products	1.1
Food & Staples Retailing	1.1
Building Products	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	12.7
Short-Term Investments	1.1

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $37,791,612.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	464	03/2021	EUR	19,527,864	(189,951)
FTSE 100 Index	116	03/2021	GBP	10,110,008	(162,097)

					(352,048)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$66,670,609	$—		$66,670,609
Austria	934,145	13,827,016	—		14,761,161
Belgium	—	59,429,627	—		59,429,627
Brazil	—	3,016,612	—		3,016,612
Chile	—	2,543,228	—		2,543,228
China	—	18,659,645	—		18,659,645
Colombia	—	1,430,656	—		1,430,656
Denmark	—	143,618,735	—		143,618,735
Finland	907,074	83,225,074	—		84,132,148
France	3,787,750	592,879,824	—		596,667,574
Germany	5,607,635	510,945,002	—		516,552,637
Ireland	8,662,384	30,061,980	—		38,724,364
Italy	—	126,515,501	—		126,515,501
Jordan	—	1,997,224	—		1,997,224
Luxembourg	—	10,988,029	—		10,988,029
Mexico	—	939,524	—		939,524
Netherlands	14,312,338	263,483,111	—		277,795,449
Norway	3,780,743	32,781,023	—		36,561,766
Portugal	8,106,379	1,726,749	—		9,833,128
Russia	—	3,670,148	—		3,670,148
South Africa	—	16,953,383	—		16,953,383
Spain	—	145,035,049	—		145,035,049
Sweden	638,776	217,663,649	—		218,302,425
Switzerland	—	574,253,035	—		574,253,035
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	7,105,364	718,998,520	—		726,103,884
United States	17,418,770	12,644,973	—		30,063,743

Total Common Stocks	71,261,358	3,653,957,926	—	(a)	3,725,219,284

Rights	42,589	—	—		42,589
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	40,516,446	—	—		40,516,446

Total Investments in Securities	$111,820,393	$3,653,957,926	—	(a)	$3,765,778,319

Depreciation in Other Financial Instruments
Futures Contracts	$(352,048)	$—	$—		$(352,048)

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$99,118,066	$82,000,000	$145,000,000	$(5,823)	$5,823	$36,118,066	36,114,455	$26,807	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	17,023,688	106,913,243	119,538,551	—	—	4,398,380	4,398,380	1,301	—

Total	$116,141,754	$188,913,243	$264,538,551	$(5,823)	$5,823	$40,516,446		$28,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.